Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Summary of Supplemental Cash Flow Information Related to Leases

Supplemental cash flow information related to leases were as follows:

	2021	2022
	(US$ thousand)
Cash paid for fixed operating lease costs included in the measurement of lease obligations in operating activities	3,995	4,212
Right-of-use assets obtained in exchange for operating lease obligations	4,300	198

Schedule of Lease, Cost

	As of December 31,
	2021	2022
	(US$ thousand)
Weighted-average remaining lease term
Operating leases	2.0 years	0.9 years
Weighted-average discount rate
Operating leases	5.1%	5.1%

Schedule of Lessee, Operating Lease, Liability, Maturity

Maturities of lease liabilities were as follows:

As of December 31, 2022
(US$ thousand)
2023	$2,153
2024	166
Total undiscounted lease payments	2,319
Less: imputed interest	(47)
Total present value of lease liabilities	$2,272